Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of Effect of the Restatement

The following tables summarize the effect of the restatement on each financial statement line items as of the dates, and for the period, indicated:

December 31, 2023

	As Previously Reported	Adjustments	As Restated
Balance Sheet
Due from Sponsor	$731,912	$447,229	$1,179,141
Total Current Assets	$938,533	$447,229	$1,385,762
Total Assets	$62,777,697	$447,229	$63,224,926

Note Payable - Sponsor	$-	$2,925,000	$2,925,000
Total Current Liabilities	$2,122,202	$2,925,000	$5,047,201
Total Liabilities	$5,572,202	$2,925,000	$8,497,201
Class A Common Stock Subject to Possible Redemption	$60,532,197	$694,606	$61,226,803
Accumulated deficit	$(3,327,054)	$(3,172,376)	$(6,499,430)
Total Stockholder’s Equity	$(3,326,702)	$(3,172,376)	$(6,499,078)
Total Liabilities and Stockholder’s Equity	$62,777,697	$447,229	$63,224,926

Statement of Cash Flows

Capital Contribution from Sponsor	$3,938,297	$(2,925,000)	$1,013,297
Proceeds from Sponsor Note	$-	$2,925,000	$2,925,000

Redemption price	$10.90	$0.12	$11.02

FUTURETECH II ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS